Contingencies and commitment (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Rights of use lease assets	$ 513,409	$ 723,604	$ 1,005,649
Lease liabilities, current	80,060	132,114	101,134
Lease liabilities, non-current	595,587	703,972	934,610
Total operating lease liabilities	$ 675,647	$ 836,086	$ 1,035,744
Weighted average remaining lease term (years)	6 years 1 month 6 days	7 years 5 months 12 days	7 years 5 months 12 days
Weighted average discount rate	4.90%	4.90%	4.75%
Rights of use lease assets		$ 759,314	$ 1,005,649